Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares
Accounts receivable, allowance | $	$ 1,767
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	243,360,000
Common stock, shares issued (in shares)	100,068,469
Common stock, shares outstanding (in shares)	100,068,469
Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Redeemable convertible preferred stock, shares authorized (in shares)	94,695,000
Redeemable convertible preferred stock, shares issued (in shares)	42,001,000
Redeemable convertible preferred stock, shares outstanding (in shares)	42,001,000
Redeemable convertible preferred stock, liquidation preference | $	$ 403,361